SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of Revenue [Line Items]
Revenue from ship broking services	$ 17,837,611	$ 18,659,141	$ 19,999,294
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from ship broking services	14,872,295	15,941,178	18,527,513
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue from ship broking services	$ 2,965,316	$ 2,717,963	$ 1,471,781